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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006
                                                -------------------

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one):   [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Leuthold Weeden Capital Management, LLC
Address:  100 North Sixth Street
          Suite 412A
          Minneapolis, MN  55403

Form 13F File Number:  028-10174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Roger Peters
Title:  Chief Compliance Officer
Phone:  (612) 332-9141


Signature, Place, and Date of Signing:

/s/ Roger Peters                  Minneapolis, MN                July 26, 2006
--------------------------------------------------------------------------------
Roger Peters                        City, State                       Date


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                           0
                                                    ---------------

Form 13F Information Table Entry Total:                    117
                                                    ---------------

Form 13F Information Table Value Total:               1,231,395
                                                    ---------------
                                                      (thousands)


List of Other Included Managers:    NONE

Page 1 of 6                                                                                                               06/30/2006


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/ Put/       Shared-  Shared-
                                                                      PRN Call Sole  Defined   Other            Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories      COMMON      002824100       12,812   293,795  SH      SOLE                                        293,795
------------------------------------------------------------------------------------------------------------------------------------
ADR Companhia Vale Do
Rio Doce                  ADR        204412209        6,258   260,299  SH      SOLE                               260,299
------------------------------------------------------------------------------------------------------------------------------------
Advanced Digital
Information Corp         COMMON      007525108        6,055   514,456  SH      SOLE                               514,456
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals COMMON      009158106       15,574   243,650  SH      SOLE                               243,650
------------------------------------------------------------------------------------------------------------------------------------
Airgas                   COMMON      009363102        9,610   257,979  SH      SOLE                               257,979
------------------------------------------------------------------------------------------------------------------------------------
AirTran Holdings Inc.    COMMON      00949P108        6,446   433,770  SH      SOLE                               433,770
------------------------------------------------------------------------------------------------------------------------------------
Alcan Inc.               COMMON      013716105       23,448   499,525  SH      SOLE                               499,525
------------------------------------------------------------------------------------------------------------------------------------
ALCOA Inc                COMMON      013817101       30,660   947,479  SH      SOLE                               947,479
------------------------------------------------------------------------------------------------------------------------------------
Alkermes Inc             COMMON      01642T108        5,142   271,763  SH      SOLE                               271,763
------------------------------------------------------------------------------------------------------------------------------------
American Science &
Engineering              COMMON      029429107        9,310   160,747  SH      SOLE                               160,747
------------------------------------------------------------------------------------------------------------------------------------
Amgen                    COMMON      031162100        6,633   101,679  SH      SOLE                               101,679
------------------------------------------------------------------------------------------------------------------------------------
AMR Corp                 COMMON      001765106       35,710 1,404,807  SH      SOLE                             1,404,807
------------------------------------------------------------------------------------------------------------------------------------
Analogic Corporation     COMMON      032657207        1,572    33,729  SH      SOLE                                33,729
------------------------------------------------------------------------------------------------------------------------------------
Ansys Incorporated       COMMON      03662Q105        4,503    94,166  SH      SOLE                                94,166
------------------------------------------------------------------------------------------------------------------------------------
Applera Applied
Biosystems Grp           COMMON      038020103        6,370   196,901  SH      SOLE                               196,901
------------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC           ADR        046353108       19,384   324,035  SH      SOLE                               324,035
------------------------------------------------------------------------------------------------------------------------------------
Bea System Inc.          COMMON      073325102        6,138   468,939  SH      SOLE                               468,939
------------------------------------------------------------------------------------------------------------------------------------
BHP Billiton ADR          ADR        088606108       30,090   698,638  SH      SOLE                               698,638
------------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc          COMMON      09062X103        5,385   116,264  SH      SOLE                               116,264
------------------------------------------------------------------------------------------------------------------------------------
Bristol-Myer Squibb      COMMON      110122108       10,963   423,930  SH      SOLE                               423,930
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern
Santa Fe                 COMMON      12189T104       15,003   189,313  SH      SOLE                               189,313
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 6                                                                                                               06/30/2006


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/ Put/       Shared-  Shared-
                                                                      PRN Call Sole  Defined   Other            Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
CACI International
Inc- CL A                CLASS A     127190304        9,649   165,425  SH      SOLE                               165,425
------------------------------------------------------------------------------------------------------------------------------------
Canadian Natl Railway    COMMON      136375102       13,178   301,213  SH      SOLE                               301,213
------------------------------------------------------------------------------------------------------------------------------------
Canadian Pacific Railway
Ltd                      COMMON      13645T100        9,659   188,867  SH      SOLE                               188,867
------------------------------------------------------------------------------------------------------------------------------------
Celgene Corp             COMMON      151020104       12,948   272,994  SH      SOLE                               272,994
------------------------------------------------------------------------------------------------------------------------------------
Central European Equity
Fund                     COMMON      153436100        1,550    33,709  SH      SOLE                                33,709
------------------------------------------------------------------------------------------------------------------------------------
Cepheid Inc.             COMMON      15670R107        3,097   318,899  SH      SOLE                               318,899
------------------------------------------------------------------------------------------------------------------------------------
Citrix Systems           COMMON      177376100       12,731   317,469  SH      SOLE                               317,469
------------------------------------------------------------------------------------------------------------------------------------
CLECO Corp               COMMON      12561W105       10,083   433,695  SH      SOLE                               433,695
------------------------------------------------------------------------------------------------------------------------------------
Cognos Inc               COMMON      19244C109        2,961   104,071  SH      SOLE                               104,071
------------------------------------------------------------------------------------------------------------------------------------
Compuware Corp           COMMON      205638109        3,784   564,777  SH      SOLE                               564,777
------------------------------------------------------------------------------------------------------------------------------------
Consumer Staples SPDR    COMMON      81369y308          408    16,869  SH      SOLE                                16,869
------------------------------------------------------------------------------------------------------------------------------------
Continental Airlines     COMMON      210795308       29,305   983,394  SH      SOLE                               983,394
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp                 COMMON      126408103       12,569   178,430  SH      SOLE                               178,430
------------------------------------------------------------------------------------------------------------------------------------
Cubic Corp               COMMON      229669106        1,002    51,078  SH      SOLE                                51,078
------------------------------------------------------------------------------------------------------------------------------------
Encana Corp              COMMON      292505104        6,389   121,366  SH      SOLE                               121,366
------------------------------------------------------------------------------------------------------------------------------------
Essex Corp               COMMON      296744105        2,806   152,349  SH      SOLE                               152,349
------------------------------------------------------------------------------------------------------------------------------------
Financial Select Sector
SPDR                     COMMON      81369y605          203     6,276  SH      SOLE                                 6,276
------------------------------------------------------------------------------------------------------------------------------------
Genentech Inc            COMMON      368710406       11,008   134,575  SH      SOLE                               134,575
------------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp - Genl
Division                 COMMON      372917104        4,709    77,137  SH      SOLE                                77,137
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc      COMMON      375558103        9,784   165,383  SH      SOLE                               165,383
------------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADS  COMMON      37733W105       12,954   232,153  SH      SOLE                               232,153
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 6                                                                                                               06/30/2006


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/ Put/       Shared-  Shared-
                                                                      PRN Call Sole  Defined   Other            Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Gold Kist Inc            COMMON      380614107        8,601   643,292  SH      SOLE                               643,292
------------------------------------------------------------------------------------------------------------------------------------
Greater China Fund       COMMON      39167B102          203    11,374  SH      SOLE                                11,374
------------------------------------------------------------------------------------------------------------------------------------
Henry (Jack) &
Associates               COMMON      426281101        5,448   277,099  SH      SOLE                               277,099
------------------------------------------------------------------------------------------------------------------------------------
Hugoton Royalty Trust    COMMON      444717102          784    26,396  SH      SOLE                                26,396
------------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp  COMMON      44914M104        3,840   139,130  SH      SOLE                               139,130
------------------------------------------------------------------------------------------------------------------------------------
IMS Health               COMMON      449934108        7,538   280,739  SH      SOLE                               280,739
------------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.                COMMON      453258402       58,407   886,307  SH      SOLE                               886,307
------------------------------------------------------------------------------------------------------------------------------------
Informatica Corp         COMMON      45666Q102        6,525   495,811  SH      SOLE                               495,811
------------------------------------------------------------------------------------------------------------------------------------
IShares DJ Select
Dividend                 COMMON      464287168          402     6,381  SH      SOLE                                 6,381
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI Brazil      MSCI BRAZIL 464286400        8,139   208,041  SH      SOLE                               208,041
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI Malaysia    MSCI MALAY  464286830        2,641   362,211  SH      SOLE                               362,211
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI Emerging
Markets                  MSCI EMER   464287234        9,554   101,747  SH      SOLE                               101,747
------------------------------------------------------------------------------------------------------------------------------------
iShares MSCI Japan Index
Fund                     MSCI JAPAN  464286848       50,747 3,720,462  SH      SOLE                             3,720,462
------------------------------------------------------------------------------------------------------------------------------------
IShares MSCI South
Africa                   MSCI S AFR  464286780        3,757    38,339  SH      SOLE                                38,339
------------------------------------------------------------------------------------------------------------------------------------
Ishares MSCI South Korea MSCI S KOR  464286772        5,806   128,683  SH      SOLE                               128,683
------------------------------------------------------------------------------------------------------------------------------------
Ishares MSCI Taiwan
Index Fund               MSCI TAIW   464286731        3,469   270,584  SH      SOLE                               270,584
------------------------------------------------------------------------------------------------------------------------------------
IShares S&P 500 Value
Index                    COMMON      464287408          511     7,439  SH      SOLE                                 7,439
------------------------------------------------------------------------------------------------------------------------------------
iShares S&P Latin Amer
40                       S&P LATIN A 464287390        6,992    51,141  SH      SOLE                                51,141
------------------------------------------------------------------------------------------------------------------------------------
IShares S&P Midcap
400/Value                COMMON      464287705          309     4,148  SH      SOLE                                 4,148
------------------------------------------------------------------------------------------------------------------------------------
Ishr China 25 Fund       FTSE XNHUA  464287184        9,517   123,923  SH      SOLE                               123,923
------------------------------------------------------------------------------------------------------------------------------------
Japan Smaller Cap Fund
Inc                      COMMON      47109U104        2,640   188,322  SH      SOLE                               188,322
------------------------------------------------------------------------------------------------------------------------------------

Page 4 of 6                                                                                                               06/30/2006


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/ Put/       Shared-  Shared-
                                                                      PRN Call Sole  Defined   Other            Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson        COMMON      478160104       10,549   176,045  SH      SOLE                               176,045
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co      COMMON      46625H100        9,489   225,937  SH      SOLE                               225,937
------------------------------------------------------------------------------------------------------------------------------------
Kimball International
Inc                      COMMON      494274103        4,904   248,833  SH      SOLE                               248,833
------------------------------------------------------------------------------------------------------------------------------------
Komag Inc                COMMON      500453204        5,577   120,765  SH      SOLE                               120,765
------------------------------------------------------------------------------------------------------------------------------------
L-3 Communications       COMMON      502424104       14,357   190,363  SH      SOLE                               190,363
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer
Hldgs New                COMMON      50540R409       16,654   267,626  SH      SOLE                               267,626
------------------------------------------------------------------------------------------------------------------------------------
Lawson Software Inc      COMMON      52078P102        3,080   459,633  SH      SOLE                               459,633
------------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli)& Co          COMMON      532457108        9,855   178,299  SH      SOLE                               178,299
------------------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp  COMMON      56501R106       22,433   706,100  SH      SOLE                               706,100
------------------------------------------------------------------------------------------------------------------------------------
McKesson Corp            COMMON      58155Q103        8,722   184,471  SH      SOLE                               184,471
------------------------------------------------------------------------------------------------------------------------------------
Medarex Inc              COMMON      583916101        3,166   329,462  SH      SOLE                               329,462
------------------------------------------------------------------------------------------------------------------------------------
Medimmune Inc            COMMON      584699102        3,539   130,588  SH      SOLE                               130,588
------------------------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp     COMMON      587200106        5,587   430,432  SH      SOLE                               430,432
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.        COMMON      589331107        8,507   233,503  SH      SOLE                               233,503
------------------------------------------------------------------------------------------------------------------------------------
Mesa Air Group Inc       COMMON      590479101        4,751   482,362  SH      SOLE                               482,362
------------------------------------------------------------------------------------------------------------------------------------
Metlife Inc              COMMON      59156R108       26,048   508,654  SH      SOLE                               508,654
------------------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk     COMMON      M7061C100       10,796   364,364  SH      SOLE                               364,364
------------------------------------------------------------------------------------------------------------------------------------
National City Corp.      COMMON      635405103        9,437   260,752  SH      SOLE                               260,752
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial
Serv- A                  CLASS A     638612101        9,800   222,327  SH      SOLE                               222,327
------------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences
Inc                      COMMON      64125C109        1,644   155,083  SH      SOLE                               155,083
------------------------------------------------------------------------------------------------------------------------------------
NICE Systems Ltd         COMMON      653656108        5,393   191,653  SH      SOLE                               191,653
------------------------------------------------------------------------------------------------------------------------------------

Page 5 of 6                                                                                                               06/30/2006


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/ Put/       Shared-  Shared-
                                                                      PRN Call Sole  Defined   Other            Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp    COMMON      655844108       11,863   222,897  SH      SOLE                               222,897
------------------------------------------------------------------------------------------------------------------------------------
Novartis AG-ADR           ADR        66987V109       11,430   211,988  SH      SOLE                               211,988
------------------------------------------------------------------------------------------------------------------------------------
Oneok Inc                COMMON      682680103       19,733   579,691  SH      SOLE                               579,691
------------------------------------------------------------------------------------------------------------------------------------
OSI Systems Inc          COMMON      671044105          946    53,232  SH      SOLE                                53,232
------------------------------------------------------------------------------------------------------------------------------------
Pan American Silver Corp COMMON      697900108        2,724   151,427  SH      SOLE                               151,427
------------------------------------------------------------------------------------------------------------------------------------
PDL BioPharma Inc.       COMMON      69329y104        3,015   163,774  SH      SOLE                               163,774
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc               COMMON      717081103        8,143   346,939  SH      SOLE                               346,939
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp        COMMON      717265102       45,353   552,017  SH      SOLE                               552,017
------------------------------------------------------------------------------------------------------------------------------------
Praxair                  COMMON      74005P104       16,198   299,965  SH      SOLE                               299,965
------------------------------------------------------------------------------------------------------------------------------------
Prudential Financial Inc COMMON      744320102       44,101   567,579  SH      SOLE                               567,579
------------------------------------------------------------------------------------------------------------------------------------
Rio Tinto Plc             ADR        767204100       43,476   207,313  SH      SOLE                               207,313
------------------------------------------------------------------------------------------------------------------------------------
SAP AG-ADR                ADR        803054204       12,863   244,923  SH      SOLE                               244,923
------------------------------------------------------------------------------------------------------------------------------------
SkyWest Inc              COMMON      830879102       12,055   486,074  SH      SOLE                               486,074
------------------------------------------------------------------------------------------------------------------------------------
Sonic Solutions          COMMON      835460106        1,868   113,237  SH      SOLE                               113,237
------------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp     COMMON      84265V105       25,077   281,359  SH      SOLE                               281,359
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines       COMMON      844741108        8,802   537,693  SH      SOLE                               537,693
------------------------------------------------------------------------------------------------------------------------------------
SRA International Inc    COMMON      78464R105        7,920   297,406  SH      SOLE                               297,406
------------------------------------------------------------------------------------------------------------------------------------
St Paul Travelers Co Inc COMMON      792860108        9,749   218,691  SH      SOLE                               218,691
------------------------------------------------------------------------------------------------------------------------------------
Steris Corp              COMMON      859152100        3,668   160,435  SH      SOLE                               160,435
------------------------------------------------------------------------------------------------------------------------------------
Techne Corp              COMMON      878377100        4,041    79,369  SH      SOLE                                79,369
------------------------------------------------------------------------------------------------------------------------------------
Theravance Inc           COMMON      88338T104        3,975   173,719  SH      SOLE                               173,719
------------------------------------------------------------------------------------------------------------------------------------

Page 6 of 6                                                                                                               06/30/2006


                                                     FORM 13F INFORMATION TABLE
                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:         Column 2:  Column 3:   Column 4:     Column 5:              Column 6:        Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                          Title                 Market
                           of       CUSIP       Value        Shares or                                Other
    Name of Issuer        Class     Number    (x$1,000)   Principal Amount   Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/ Put/       Shared-  Shared-
                                                                      PRN Call Sole  Defined   Other            Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Tibco Software Inc       COMMON      88632Q103       10,770 1,527,620  SH      SOLE                             1,527,620
------------------------------------------------------------------------------------------------------------------------------------
Titanium Metals
Corporation              COMMON      888339207       26,608   773,928  SH      SOLE                               773,928
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp       COMMON      907818108        9,460   101,766  SH      SOLE                               101,766
------------------------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp COMMON      91307C102        3,713    64,264  SH      SOLE                                64,264
------------------------------------------------------------------------------------------------------------------------------------
Universal Corp           COMMON      913456109        5,773   155,118  SH      SOLE                               155,118
------------------------------------------------------------------------------------------------------------------------------------
US Airways Group Inc     COMMON      90341W108       19,632   388,447  SH      SOLE                               388,447
------------------------------------------------------------------------------------------------------------------------------------
Utilities Select Sector
SPDR                     COMMON      81369y886          201     6,235  SH      SOLE                                 6,235
------------------------------------------------------------------------------------------------------------------------------------
Verint Systems Ince      COMMON      92343X100        4,154   142,292  SH      SOLE                               142,292
------------------------------------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals   COMMON      92532F100        4,113   112,053  SH      SOLE                               112,053
------------------------------------------------------------------------------------------------------------------------------------
Viisage Technology Inc   COMMON      92675K205        4,343   286,488  SH      SOLE                               286,488
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.           COMMON      929903102        9,750   180,294  SH      SOLE                               180,294
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                    COMMON      983024100        7,917   178,271  SH      SOLE                               178,271
------------------------------------------------------------------------------------------------------------------------------------
                 TOTAL                            1,231,395
------------------------------------------------------------------------------------------------------------------------------------